MERRILL LYNCH BOND FUND, INC.

                        Supplement dated July 12,2002 to
   Prospectus and Statement of Additional Information dated January 24, 2002


     Effective July 15, 2002, the Intermediate Term Portfolio (the "Portfolio") will offer its Class C shares for initial purchase through Merrill Lynch, certain selected securities dealers and other financial intermediaries. Currently, the Portfolio's Class C shares may only be acquired by exchange from Class C shares of other Merrill Lynch mutual funds. The other terms and conditions of the Portfolio's Class C shares, as described in the current prospectus of Merrill Lynch Bond Fund, Inc., remain the same.

     The Portfolio offers four share classes, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio. Class C shares may not be the best class for you in light of your personal financial goals. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your Merrill Lynch Financial Advisor can help you determine which share class is best suited to your personal financial goals.



Code  # BOND-INT-0702SUP




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                                             Richard Horowitz
                                             Counsel

                                             DIRECT TEL  +1 212 878 8110
                                             DIRECT FAX
                                             richard.horowitz@cliffordchance.com


July 12, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Merrill Lynch Bond Fund, Inc.
         (Registration File Nos.: 2-62329; 811-02857)

Ladies and Gentlemen:

Transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement to each of the Prospectus and the Statement of Additional Information of the above-referenced investment company.

Very truly yours,



Richard Horowitz